Income Statement - ZAR (R) R in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Income Statement
Turnover		R 99,170	R 102,944	R 203,576
Materials, energy and consumables used		(46,373)	(45,960)	(90,589)
Selling and distribution costs		(3,831)	(3,794)	(7,836)
Maintenance expenditure		(5,265)	(4,676)	(10,227)
Employee-related expenditure		(16,445)	(14,789)	(29,928)
Exploration expenditure and feasibility costs		(381)	(167)	(663)
Depreciation and amortisation		(10,977)	(8,392)	(17,968)
Other expenses and income		(6,584)	(5,850)	(19,097)
Translation (losses)/gains		(227)	454	604
Other operating expenses and income		(6,357)	(6,304)	(19,701)
Equity accounted profits, net of tax		370	876	1,074
Operating profit before remeasurement items		9,684	20,192	28,342
Remeasurement items	[1]	169	599	(18,645)
Earnings before interest and tax (EBIT)		9,853	20,791	9,697
Finance income		381	420	787
Finance costs		(2,636)	(252)	(1,253)
Earnings before tax		7,598	20,959	9,231
Taxation		(3,092)	(5,057)	(3,157)
Earnings for the period	[2]	4,506	15,902	6,074
Attributable to
Owners of Sasol Limited		4,053	14,740	4,298
Non-controlling interests in subsidiaries		453	1,162	1,776
Earnings for the period	[2]	R 4,506	R 15,902	R 6,074
Per share information
Basic earnings per share (in rand per share)		R 6.56	R 23.92	R 6.97
Diluted earnings per share (in rand per share)		R 6.53	R 23.76	R 6.93

[1]	In FY19, remeasurement items included the impairments of the Tetramerization and EO/EG value chains of R7.4 billion (US$526 million) and R5.5 billion (US$388 million), respectively, an impairment of the Ammonia value chain of R3.3 billion and a further impairment of the shale gas assets in Canada of R1.9 billion (CAD181 million).
[2]	Earnings decreased by 72% to R4.5 billion compared to the prior period. This resulted from a 9% decrease in the rand per barrel price of Brent crude oil, softer global chemical prices and refining margins, lower productivity at our Mining operations and a negative contribution from the LCCP. As the LCCP units progress through the sequential beneficial operation schedule, our revenues do not yet match the costs expensed. We do expect that for the second half of FY20 revenue will match the costs expensed better. The LCCP negatively impacted earnings by R2.8 billion. Earnings were further impacted by approximately R2.0 billion in finance charges for the period as the LCCP units reach beneficial operation.